Consolidated Balance Sheet (Parenthetical) - $ / shares	Apr. 30, 2017	Oct. 31, 2016
Stockholders' Deficit:
Common Stock, par value	$ .0001	$ .0001
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	50,031,771	50,031,771
Common Stock, shares outstanding	50,031,771	50,031,771